Share-based payments - Disclosure of reconciliation of BSAs (Details) - Total BSAs - shares	1 Months Ended	3 Months Ended	100 Months Ended
	Jan. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)	223,944	223,944
Number of instruments issued (in shares)	125,000	125,000	447,344
Number of instruments lapsed (in shares)		0
Number of instruments exercised (in shares)		0
Number of instruments outstanding, ending balance (in shares)		348,944	348,944
Number of instruments exercisable (in shares)		146,124	146,124
Maximum number of shares to be issued if all conditions are met (in shares)		348,944	348,944